Accounts receivable (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Receivables from contracts with customers
Related parties	$ 115	$ 63
Accounts receivable	2,351	2,410
Expected credit loss	(54)	(52)
Accounts receivable, net	2,297	2,358
Iron Ore Solutions [Member]
Receivables from contracts with customers
Third parties	1,276	1,540
Energy Transition Metals [Member]
Receivables from contracts with customers
Third parties	944	788
All other segments [member]
Receivables from contracts with customers
Third parties	$ 16	$ 19